CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)		Dec. 31, 2023 ILS (₪)
CASH FLOWS – OPERATING ACTIVITIES
Profit from continuing operations	₪ 90,431	$ 28,349		₪ 70,315		₪ 31,656
Adjustments to reconcile net profit to net cash provided (used in) continuing operating activities (Appendix A)	(31,630)	(9,916)	[1]	(27,342)		2,052
Net cash from operating activities	58,801	18,433	[1]	42,973		33,708
Cash flows – investing activities
Acquisition of property plant and equipment	(5,801)	(1,818)	[1]	(5,414)		(4,605)	[2]
Acquisition of property plant and equipment under construction	(28,172)	(8,833)	[1]	(43,332)		(18,941)	[2]
Proceeds from sale of property plant and Equipment	95	31	[1]	552		208
Proceeds from sale (purchase) of marketable securities, net	29,750	9,326	[1]	2,482		18,166
Net cash used in investing activities	(4,128)	(1,294)	[1]	(45,712)		(5,172)
Cash flows – financing activities
Lease liability payments	(1,879)	(589)	[1]	(2,322)		(2,408)
Dividend distribution	(49,919)	(15,649)	[1]	(9,982)		(39,945)
Net cash used in financing activities	(51,798)	(16,238)	[1]	(12,304)		(42,353)
Increase (decrease) in cash and cash equivalents	2,875	901		(15,043)		(13,817)
Cash and cash equivalents at the beginning of the financial year	122,938	38,539	[1]	137,466		150,607
Exchange gains (losses) on cash and cash equivalents	(1,655)	(519)	[1]	515		676
Cash and cash equivalents of the end of the financial year	124,158	38,921	[1]	122,938		137,466
A. Adjustments to reconcile net profit to net cash from operating activities
Increase in deferred income taxes	3,443	1,079	[1]	5,020		670
Unrealized gain on marketable securities	(32,377)	(10,150)	[1]	(25,207)		(5,597)
Depreciation and amortization	5,617	1,761	[1]	5,177	[2]	4,546	[2]
Depreciation expense on right-to-use assets	2,361	740		2,125	[2]	2,404	[2]
Capital gain on disposal of property plant and equipment	(95)	(31)	[1]	(263)		(109)
Exchange losses (gains) on cash and cash equivalents	1,655	519	[1]	(515)		(676)
Share based payment	1,639	514	[1]	473		1,039
Changes in assets and liabilities:
Decrease in trade receivables and other receivables	17,212	5,396	[1]	18,047		7,527
Decrease (Increase) in inventories	4,160	1,304	[1]	(35,759)		9,454
Increase (decrease) in trade payables, other payables and other current liabilities	(11,901)	(3,730)	[1]	21,026		(3,547)
Cash generated from operations	(8,286)	(2,598)	[1]	(9,876)		15,711
Supplemental Cash Flow Information :
Income tax paid	(23,344)	(7,318)	[1]	(17,466)		(13,659)
Net cash provided by (used in) operating activities	₪ (31,630)	$ (9,916)	[1]	₪ (27,342)		₪ 2,052

[1]	Convenience Translation into US Dollars.
[2]	Reclassified